OTHER FINANCIAL DATA - REVENUES DISCLOSURE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues Disclosure [Abstract]
Natural gas revenues	$ 4,549	[1]	$ 4,398	[1]	$ 3,873	[1]
Electric revenues	5,209	[1]	4,911	[1]	4,568	[1]
Total Utilities Revenues at Sempra Energy Consolidated	$ 9,758		$ 9,309		$ 8,441

[1]	Excludes intercompany revenues.